Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Ifrs Statement Line Items
Revenue (note 10)	$ 347.1	$ 195.4	$ 656.0	$ 435.9
Costs of sales
Costs of sales (note 11)	47.3	28.0	87.9	71.6
Depletion and depreciation	77.2	52.3	148.4	116.7
Total costs of sales	124.5	80.3	236.3	188.3
Gross profit	222.6	115.1	419.7	247.6
Other operating expenses (income)
Impairment charges (note 7)	7.5		7.5	271.7
General and administrative expenses	5.4	4.9	9.6	9.8
Share-based compensation expenses (note 12)	5.0	6.8	7.0	8.1
Gain on sale of gold bullion	(0.6)	(2.4)	(1.2)	(4.4)
Total other operating expenses (income)	17.3	9.3	22.9	285.2
Operating income (loss)	205.3	105.8	396.8	(37.6)
Foreign exchange loss and other income (expenses)	(1.2)	(0.1)	(1.3)	(0.2)
Income (loss) before finance items and income taxes	204.1	105.7	395.5	(37.8)
Finance items (note 14)
Finance income	1.7	1.0	2.4	1.9
Finance expenses	(1.1)	(0.8)	(1.9)	(1.9)
Net income (loss) before income taxes	204.7	105.9	396.0	(37.8)
Income tax expense (recovery) (note 15)	29.4	11.5	49.2	(33.4)
Net income (loss)	175.3	94.4	346.8	(4.4)
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	17.7	29.4	27.1	(34.2)
Items that will not be reclassified subsequently to profit and loss:
Gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (note 5)	46.7	37.0	65.3	1.7
Other comprehensive income (loss)	64.4	66.4	92.4	(32.5)
Comprehensive income (loss)	$ 239.7	$ 160.8	$ 439.2	$ (36.9)
Basic earnings (loss) per share (in dollars per share)	$ 0.92	$ 0.50	$ 1.82	$ (0.02)
Diluted earnings (loss) per share (in dollars per share)	$ 0.92	$ 0.50	$ 1.81	$ (0.02)
Weighted average basic number of shares outstanding	191.0	190.2	191.0	189.6
Weighted average diluted number of shares outstanding	191.4	190.6	191.3	189.6